OTHER CURRENT ASSETS (Details) - Schedule of other current assets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other current assets [Abstract]
Prepaid insurance	$ 171,022	$ 85,201	$ 102,743
Other prepaid expenses	29,603	105,013	40,654
Deposits	3,000	28,115	31,965
Advances for raw material purchases		450,691
Prepaid marketing costs		31,579	125,525
Total other current assets	$ 203,625	$ 700,599	$ 533,481